ACQUISITION - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May 18, 2016	Apr. 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACQUISITION
Customer relations and goodwill					$ 7,026	$ 7,026	$ 7,026
Business Combination, Bargain Purchase, Gain Recognized, Amount					0	0	10,515
Amortized cost of Intangible Assets					3,041	3,184	2,517
Inventory Valuation Reserves					1,527	232
Leaders in Community Alternatives [Member]
ACQUISITION
Ownership interests				100.00%
Total consideration				$ 2,918
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Consideration Transferred				$ 2,918
Amortized cost of Intangible Assets					2,489	2,537
Safend Ltd [Member]
ACQUISITION
Additional contingent consideration			$ 1,500
Ownership interests			100.00%
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount			$ 3,662
Amortized cost of Intangible Assets					2,054	2,528
PowaPOS [Member]
ACQUISITION
Payments to Acquire Productive Assets		$ 1,174
Amortized cost of Intangible Assets					159
Receivables, Net, Current		138
Finite-lived Intangible Assets Acquired		493
Inventory Valuation Reserves		$ 543
Alvarion Technologies Ltd. [Member]
ACQUISITION
Cash paid for acquisition	$ 1,000
Total consideration	1,425
Business Combination, Consideration Transferred	1,425
Property, Plant, and Equipment, Salvage Value					4,215	4,440
Business Combination, Bargain Purchase, Gain Recognized, Amount	6,853
Payments to Acquire Businesses, Gross	1,000
Finite-lived Intangible Assets Acquired	$ 1,026
Services | Leaders in Community Alternatives [Member]
ACQUISITION
Cost of Services, Amortization					48	56	61
Services | Safend Ltd [Member]
ACQUISITION
Cost of Services, Amortization					474	618	619
Services | Alvarion Technologies Ltd. [Member]
ACQUISITION
Amortized cost of Intangible Assets					$ 225	$ 225	$ 140